Cost of Sale - Schedule of Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Cost of Sale [Abstract]
Material Cost	RM 22,803,565	$ 5,615,258	RM 27,348,569	RM 54,245,611
Construction Cost	71,923,022	17,710,668	47,319,827	65,513,217
Staff Cost	4,921,191	1,211,818	4,482,351	3,620,080
Logistic Cost	1,444,293	355,650	1,382,209	1,287,926
Tools & Machinery	1,008,850	248,424	242,645	498,672
Miscellaneous	2,902,876	714,818	2,910,139	5,014,568
Depreciation	1,715,714	422,486	416,378	20,952
Total cost of sale	RM 106,719,511	$ 26,279,122	RM 84,102,118	RM 130,201,026